Schedule of Allocated Costs (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Total allocated costs	$ 28,711	$ 27,131	$ 99,598	$ 30,168
Health Insurance [Member]
Total allocated costs		7,119	16,169	2,825
Rent and Utilities [Member]
Total allocated costs	$ 28,711	$ 20,012	$ 83,429	$ 27,343